BENEFITS PAYABLE	12 Months Ended
Dec. 31, 2025
EBP 055
Benefits Payable [Line Items]
BENEFITS PAYABLE

G.	BENEFITS PAYABLE
Net assets available for benefits at December 31, 2025 and 2024 include $4.7 million and $1.8 million, respectively, for participants who have withdrawn from the Plan and have requested distribution of benefits but have not yet been paid.